Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Value Investors Trust
Entity Central Index Key	0000856119
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.19%
[1]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.43%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	22.43	10.58	6.75
Class A (with sales charge)	15.71	9.34	6.15
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,213,255
Holdings Count | $ / shares	77	[3]
Advisory Fees Paid, Amount	$ 1,313,296
Investment Company Portfolio Turnover	87.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$97	0.87%
[4]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.82%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	22.82	10.96	7.13
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,213,255
Holdings Count | $ / shares	77	[6]
Advisory Fees Paid, Amount	$ 1,313,296
Investment Company Portfolio Turnover	87.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$105	0.94%
[7]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.74%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	22.74	10.85	7.01
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,213,255
Holdings Count | $ / shares	77	[9]
Advisory Fees Paid, Amount	$ 1,313,296
Investment Company Portfolio Turnover	87.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
[9]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.88%
[10]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.55%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	27.55	8.21	6.49
Class A (with sales charge)	20.55	7.00	5.89
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 790,692,548
Holdings Count | $ / shares	59	[11]
Advisory Fees Paid, Amount	$ 3,626,705
Investment Company Portfolio Turnover	37.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
[11]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class C
Trading Symbol	FCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.63%
[12]
Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Mutual U.S. Mid Cap Value Fund returned 26.60%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	26.60	7.41	5.70
Class C (with sales charge)	25.60	7.41	5.70
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 790,692,548
Holdings Count | $ / shares	59	[13]
Advisory Fees Paid, Amount	$ 3,626,705
Investment Company Portfolio Turnover	37.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R
Trading Symbol	FBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$128	1.13%
[14]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.23%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	27.23	7.95	6.23
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 790,692,548
Holdings Count | $ / shares	59	[15]
Advisory Fees Paid, Amount	$ 3,626,705
Investment Company Portfolio Turnover	37.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.54%
[16]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.96%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	27.96	8.60	6.88
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 790,692,548
Holdings Count | $ / shares	59	[17]
Advisory Fees Paid, Amount	$ 3,626,705
Investment Company Portfolio Turnover	37.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
[17]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.63%
[18]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.88%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	27.88	8.49	6.75
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 790,692,548
Holdings Count | $ / shares	59	[19]
Advisory Fees Paid, Amount	$ 3,626,705
Investment Company Portfolio Turnover	37.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
[19]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class A
Trading Symbol	FRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$110	0.96%
[20]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Small Cap Value Fund returned 29.65%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	29.65	9.05	7.99
Class A (with sales charge)	22.51	7.83	7.38
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,099,144,906
Holdings Count | $ / shares	86	[21]
Advisory Fees Paid, Amount	$ 22,003,794
Investment Company Portfolio Turnover	59.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class C
Trading Symbol	FRVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$196	1.71%
[22]
Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Small Cap Value Fund returned 28.69%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	28.69	8.24	7.19
Class C (with sales charge)	27.69	8.24	7.19
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,099,144,906
Holdings Count | $ / shares	86	[23]
Advisory Fees Paid, Amount	$ 22,003,794
Investment Company Portfolio Turnover	59.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
[23]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R
Trading Symbol	FVFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.21%
[24]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Small Cap Value Fund returned 29.35%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	29.35	8.78	7.73
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,099,144,906
Holdings Count | $ / shares	86	[25]
Advisory Fees Paid, Amount	$ 22,003,794
Investment Company Portfolio Turnover	59.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
[25]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R6
Trading Symbol	FRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$68	0.59%
[26]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Small Cap Value Fund returned 30.17%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	30.17	9.49	8.46
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,099,144,906
Holdings Count | $ / shares	86	[27]
Advisory Fees Paid, Amount	$ 22,003,794
Investment Company Portfolio Turnover	59.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$82	0.71%
[28]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Small Cap Value Fund returned 29.97%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	29.97	9.32	8.26
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,099,144,906
Holdings Count | $ / shares	86	[29]
Advisory Fees Paid, Amount	$ 22,003,794
Investment Company Portfolio Turnover	59.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
[29]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.